CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2011
Convertible Senior Notes

The 4.75% convertible senior notes consisted of the following as of December 31, 2010 and 2011:

	December 31, 2010	December 31, 2011
Equity component (1)	17,774	17,774

Liability component:
Principal	392,000	23,793
Less: debt discount, net (2)	(1,897)	(60)

Net carrying amount	390,103	23,733

– Current (3)	355,445	0
– Non-current (4)	34,658	23,733

(1)	Included in the consolidated balance sheets within additional paid-in capital.
(2)	Included in the consolidated balance sheets within convertible senior notes and is amortized over the remaining life of the 4.75% convertible senior notes.
(3)	Consisted of convertible senior notes that were repurchased by the Company in March and April 2011.
(4)	Consisted of convertible senior notes of which their holders either accepted the exchange offer in December 2010 or did not exercise the put option on April 15, 2011.